Discontinued Operations - Statements of Operations (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ 0	$ (45,870)	$ (141,494)
JDIL | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		161,711	190,090
Cost of revenue (excluding depreciation and amortization)		99,940	161,134
Salaries and benefits		60,005	41,972
Selling, general, and administrative		12,647	11,546
Depreciation and amortization		49,183	26,727
Impairment of assets held for sale		0	3,276
Impairment of goodwill		0	115,483
Total operating expenses		221,775	360,138
Operating loss		(60,064)	(170,048)
Other expense, net		441	548
Loss on sale of business		0	4,247
Loss from discontinued operations before income taxes		(60,505)	(174,843)
Income tax benefit		(3,546)	(516)
Net loss from discontinued operations		$ (56,959)	$ (174,327)